Subsequent Events (Details) - Saskatchewan, gas infrastructure - CAD ($) $ in Millions		12 Months Ended
	Jan. 20, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Total proceeds from the sale		$ 196.9
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Total proceeds from the sale	$ 500.0